SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTChange in Reportable SegmentsWe have revised our reportable segments to align with changes in how we report our financial results and manage our business. Commencing in the first quarter of 2021, we classify our operations into two reportable segments: IoT Solutions and Enterprise Solutions. Our new IoT Solutions segment is comprised of our portfolio of cellular modules from LPWA through to high-speed embedded 5G broadband modules with IoT connectivity, solutions and software. The Enterprise Solutions segment is comprised of our gateways, asset tracking and monitoring business, and our Enterprise connectivity, solutions and software.